Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite Lived Intangible Assets [Line Items]
Intangible assets recorded related to acquisitions	$ 24,095	$ 8,778
Amortization expense on intangible assets	266,751	266,283	$ 256,367
Unpaid capital expenditure purchased	5,857	5,158	384
Software development costs [Member]
Finite Lived Intangible Assets [Line Items]
Impairment expense	$ 785	$ 823	$ 1,254